UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06692

Name of Fund:  BlackRock MuniYield California Quality Fund, Inc. (MCA)

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield California

        Quality Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2015

Date of reporting period: 10/31/2014

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2014 (Unaudited)	BlackRock MuniYield California Quality Fund, Inc. (MCA) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California — 100.5%
Corporate — 1.3%
City of Chula Vista California, Refunding RB: AMT, 4.00%, 5/01/39	$4,125	$4,133,704
San Diego Gas & Electric, Series A, 5.88%, 2/15/34	2,435	2,900,182

		7,033,886
County/City/Special District/School District — 34.2%
California Educational Facilities Authority, RB, 5.00%, 11/01/39	7,000	8,076,110
Centinela Valley Union High School District, GO, Refunding, Election of 2008, Series B, 6.00%, 8/01/36	2,250	2,771,820
City & County of San Francisco California, COP, AMT, Port Facilities Project, Series C, 5.25%, 3/01/32	1,050	1,208,802
County of Kern California, COP, Capital Improvements Projects, Series A (AGC), 6.00%, 8/01/35	2,000	2,336,020
County of Los Angeles California Metropolitan Transportation Authority, Refunding RB, Proposition A, 1st Tier, Senior Series A (AMBAC), 5.00%, 7/01/27	4,000	4,123,040
County of Los Angeles California Sanitation Districts Financing Authority, Refunding RB (BHAC), 5.00%, 10/01/34	5,000	5,193,750
County of Orange California Sanitation District, COP, Series A, 5.00%, 2/01/35	2,500	2,823,825
County of Orange California Water District, COP, Refunding:
5.25%, 8/15/34	9,045	10,514,631
5.00%, 8/15/41	2,855	3,245,307
County of San Joaquin California Transportation Authority, Refunding RB, Limited Tax, Measure K, Series A, 6.00%, 3/01/36	2,530	3,107,144
Garden Grove Unified School District, GO, Election of 2010, Series C, 5.25%, 8/01/37	2,705	3,143,075
Grossmont Healthcare District, GO, Election of 2006, Series B, 6.13%, 7/15/40	2,500	3,099,750
Municipal Bonds	Par (000)	Value
California (continued)
County/City/Special District/School District (continued)
Grossmont Union High School District, GO, Election of 2008, Series C, 5.50%, 8/01/33	$1,880	$2,210,354
Kern Community College District, GO, Safety Repair & Improvements, Series C, 5.25%, 11/01/32	5,715	6,767,189
Los Angeles Community College District, GO, Election of 2003, Series E (AGM), 5.00%, 8/01/31	5,350	5,715,779
Los Angeles Community Redevelopment Agency California, RB, Bunker Hill Project, Series A (AGM), 5.00%, 12/01/27	7,000	7,027,860
Los Angeles Municipal Improvement Corp., Refunding LRB, Real Property, Series B (AGC), 5.50%, 4/01/39	2,075	2,380,066
Mount San Antonio Community College District, GO, Refunding, Election of 2008, Series 2013 A, 5.00%, 8/01/34	4,500	5,229,270
Ohlone Community College District, GO, Election of 2010, Series A, 5.25%, 8/01/41	8,140	9,182,327
Orchard School District, GO, Election of 2001, Series A (AGC), 5.00%, 8/01/34	7,490	8,503,172
Oxnard Union High School District California, GO, Refunding, Series A (NPFGC), 6.20%, 8/01/30	9,645	10,612,683
Pittsburg Unified School District, GO, Election of 2006, Series B (AGM):
5.50%, 8/01/34	2,000	2,264,540
5.63%, 8/01/39	4,500	5,094,540
Redlands Unified School District California, GO, Election of 2008 (AGM), 5.25%, 7/01/33	5,000	5,641,650
San Francisco Bay Area Rapid Transit District, Refunding RB, Series A (NPFGC), 5.00%, 7/01/34	9,500	9,781,200
San Jose California Financing Authority, Series A, LRB, Convention Center Expansion & Renovation Project:
5.75%, 5/01/36	2,570	2,733,915
5.75%, 5/01/42	4,500	5,411,295

BLACKROCK MUNIYIELD CALIFORNIA QUALITY FUND, INC.	OCTOBER 31, 2014	1

Schedule of Investments (continued)	BlackRock MuniYield California Quality Fund, Inc. (MCA) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (continued)
County/City/Special District/School District (concluded)
San Jose California Financing Authority, Refunding LRB:
Civic Center Project, 5.00%, 6/01/32	$3,375	$3,879,630
Convention Center Expansion & Renovation Project, 5.00%, 6/01/39	10,000	11,309,300
San Juan Unified School District, GO, Election of 2002 (AGM), 5.00%, 8/01/34	6,475	7,208,229
San Leandro California Unified School District, GO, Election of 2010, Series A, 5.75%, 8/01/41	3,000	3,537,900
Snowline Joint Unified School District, COP, Refunding, Refining Project (AGC), 5.75%, 9/01/38	5,600	6,557,992
Walnut Valley Unified School District, GO, Election of 2007, Series B, 5.75%, 8/01/41	7,680	8,966,553
West Contra Costa California Unified School District, GO:
Election of 2010, Series A (AGM), 5.25%, 8/01/41	6,140	6,854,942
Election of 2010, Series B, 5.50%, 8/01/39	3,000	3,495,420
Election of 2012, Series A, 5.50%, 8/01/39	2,500	2,912,850

		192,921,930
Education — 8.8%
California Municipal Finance Authority, RB, Emerson College, 6.00%, 1/01/42	2,750	3,203,118
California State University, Refunding RB, Series C (NPFGC):
5.00%, 11/01/15 (a)	14,000	14,661,360
5.00%, 11/01/35	5,285	5,482,606
Gavilan Joint Community College District, GO, Election of 2004, Series D:
5.50%, 8/01/31	2,165	2,532,314
5.75%, 8/01/35	8,400	9,925,356
University of California, RB:
5.25%, 5/15/36	3,680	4,365,768
Municipal Bonds	Par (000)	Value
California (continued)
Education (concluded)
University of California, RB (concluded):
5.25%, 5/15/44	$8,000	$9,331,760

		49,502,282
Health — 11.8%
ABAG Finance Authority for Nonprofit Corps., Refunding RB, Sharp Healthcare, Series A, 6.00%, 8/01/30	2,345	2,877,925
California Health Facilities Financing Authority, RB:
Children’s Hospital, Series A, 5.25%, 11/01/41	10,500	11,597,775
Providence Health Services, Series B, 5.50%, 10/01/39	4,105	4,763,032
Sutter Health, Series A, 5.25%, 11/15/46	6,970	7,503,135
Sutter Health, Series B, 6.00%, 8/15/42	7,715	9,328,052
California Health Facilities Financing Authority, Refunding RB:
Catholic Healthcare West, Series A, 6.00%, 7/01/34	2,285	2,689,102
Catholic Healthcare West, Series A, 6.00%, 7/01/39	5,500	6,429,940
Stanford Hospital, Series A-3, 5.50%, 11/15/40	3,140	3,728,907
California Statewide Communities Development Authority, RB:
Kaiser Permanente, Series B, 5.25%, 3/01/45	6,000	6,191,640
Sutter Health, Series A, 6.00%, 8/15/42	4,545	5,495,269
California Statewide Communities Development Authority, Refunding RB:
Catholic Healthcare West, Series D (BHAC), 5.50%, 7/01/31	865	961,473
Trinity Health Credit Group Composite Issue, 5.00%, 12/01/41	2,850	3,148,053

2	BLACKROCK MUNIYIELD CALIFORNIA QUALITY FUND, INC.	OCTOBER 31, 2014

Schedule of Investments (continued)	BlackRock MuniYield California Quality Fund, Inc. (MCA) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (continued)
Health (concluded)
Washington Township Health Care District, GO, Series B, 5.50%, 8/01/38	$1,625	$1,949,399

		66,663,702
State — 8.7%
State of California, GO, Refunding, Various Purposes, 6.00%, 3/01/33	5,500	6,744,925
State of California, GO, Various Purposes:
6.00%, 4/01/38	17,180	20,585,591
6.00%, 11/01/39	3,510	4,275,707
State of California Public Works Board, LRB:
Correctional Facilities Improvements, Series A, 5.00%, 9/01/39	5,000	5,645,850
Department of Education, Riverside Campus Project, Series B, 6.50%, 4/01/34	3,670	4,464,518
Various Capital Projects, Series I, 5.50%, 11/01/33	2,575	3,106,763
Various Capital Projects, Sub-Series I-1, 6.13%, 11/01/29	3,365	4,149,079

		48,972,433
Transportation — 16.2%
City & County of San Francisco California Airports Commission, ARB:
Series E, 6.00%, 5/01/39	9,650	11,475,876
Special Facility Lease, SFO Fuel, Series A, AMT (AGM), 6.10%, 1/01/20	1,000	1,004,690
Special Facility Lease, SFO Fuel, Series A, AMT (AGM), 6.13%, 1/01/27	985	989,472
City & County of San Francisco California Airports Commission, Refunding ARB, AMT:
2nd Series 34E (AGM), 5.75%, 5/01/24	5,000	5,683,350
2nd Series 34E (AGM), 5.75%, 5/01/25	3,500	3,963,050
2nd Series A, 5.25%, 5/01/33	1,435	1,644,367
City of Los Angeles California Department of Airports, ARB, Los Angeles International Airoport, Sub-Series B, 5.00%, 5/15/40	2,500	2,840,225
Municipal Bonds	Par (000)	Value
California (continued)
Transportation (concluded)
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Senior Series A, 5.25%, 5/15/29	$4,760	$5,546,828
City of San Jose California, Refunding ARB, Series A-1, AMT, 6.25%, 3/01/34	1,400	1,643,838
County of Los Angeles California Metropolitan Transportation Authority, Refunding RB, Series A (AMBAC), 5.00%, 7/01/35	6,825	7,019,785
County of Orange California, ARB, Series B, 5.75%, 7/01/34	5,000	5,590,350
County of Sacramento California, ARB:
Senior Series B, AMT (AGM), 5.25%, 7/01/33	8,055	8,679,504
Subordinated & Passenger Facility Charges/Grant, Series C (AGC), 5.75%, 7/01/39	5,555	6,345,032
County of San Bernardino California Transportation Authority, RB, Series A, 5.25%, 3/01/40	4,500	5,282,685
County of San Diego California Regional Airport Authority, Refunding ARB, Series B, 5.00%, 7/01/40	6,350	7,100,125
Los Angeles Harbor Department, RB, Series B:
5.25%, 8/01/34	5,530	6,370,671
5.25%, 8/01/39	2,535	2,920,371
Port of Los Angeles, RB, Series C, 5.00%, 8/01/44	2,345	2,677,029
San Francisco City & County Airports Comm-San Francisco International Airport, Refunding RB, AMT, Series A, 5.00%, 5/01/40	4,000	4,443,800

		91,221,048
Utilities — 19.5%
Anaheim Public Financing Authority, RB, Electric System Distribution Facilities, Series A, 5.38%, 10/01/36	5,000	5,915,850

BLACKROCK MUNIYIELD CALIFORNIA QUALITY FUND, INC.	OCTOBER 31, 2014	3

Schedule of Investments (continued)	BlackRock MuniYield California Quality Fund, Inc. (MCA) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (continued)
Utilities (continued)
City of Los Angeles California Department of Water & Power, Refunding RB, Series A, 5.25%, 7/01/39	$8,000	$9,020,560
City of Los Angeles California Wastewater System, Refunding RB, Sub-Series A, 5.00%, 6/01/28	2,000	2,329,240
City of Napa California Water System, RB (AMBAC), 5.00%, 5/01/35	8,070	8,799,447
City of San Francisco California, Refunding RB, Public Utilities Water Commission, Series A, 5.25%, 11/01/31	6,280	7,325,620
City of San Francisco California, Public Utilities Water Commission, RB, Series A, 5.00%, 11/01/37	10,000	11,348,100
County of San Diego California Water Authority, COP, Refunding, Series A (AGM), 5.00%, 5/01/38	4,895	5,434,086
Dublin-San Ramon Services District, Refunding RB, 6.00%, 8/01/41	4,000	4,846,480
East Bay California Municipal Utility District Water System Revenue, RB, Series A (NPFGC):
5.00%, 6/01/15 (a)	10,905	11,212,848
5.00%, 6/01/35	4,095	4,197,703
East Bay California Municipal Utility District Water System Revenue, Refunding RB:
Series A (NPFGC), 5.00%, 6/01/37	4,000	4,388,280
Sub-Series A, 5.00%, 6/01/30	5,000	5,833,950
Sub-Series A (AGM), 5.00%, 6/01/37	10,000	10,970,700
Sub-Series A (AMBAC), 5.00%, 6/01/33	3,000	3,282,360
El Dorado Irrigation District / El Dorado County Water Agency, Refunding RB, Series A (AGM), 5.25%, 3/01/39	5,000	5,843,150
Imperial Irrigation District, Refunding RB, Electric System, 5.13%, 11/01/38	6,200	6,930,236
Municipal Bonds	Par (000)	Value
California (concluded)
Utilities (concluded)
San Diego Public Facilities Financing Authority Sewer, Refunding RB, Senior Series A, 5.25%, 5/15/34	$2,000	$2,301,600

		109,980,210
Total Municipal Bonds — 100.5%		566,295,491

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (b)
California — 49.0%
County/City/Special District/School District — 23.7%
Arcadia Unified School District California, GO, Election of 2006, Series A (AGM), 5.00%, 8/01/37	7,925	8,576,406
Desert Community College District California, GO, Series C (AGM), 5.00%, 8/01/37	12,150	13,261,725
Los Angeles Community College District California, GO, Series A:
Election of 2001 (NPFGC), 5.00%, 8/01/32	26,438	29,127,288
Election of 2001 (AGM), 5.00%, 8/01/32	12,000	13,220,880
Election of 2003, Series F-1, 5.00%, 8/01/33	12,000	13,458,840
Los Angeles Community College District California, GO, Refunding, Election of 2008, 6.00%, 8/01/33	9,596	11,588,602
Los Angeles Unified School District California, GO, Series I, 5.00%, 1/01/34	5,000	5,660,300
Poway Unified School District, GO, Election of 2002, Improvement District 02, Series 1-B (AGM), 5.00%, 8/01/16 (a)	10,000	10,813,800
San Bernardino Community College District California, GO, Election of 2002, Series C (AGM), 5.00%, 8/01/31	7,550	8,068,987

4	BLACKROCK MUNIYIELD CALIFORNIA QUALITY FUND, INC.	OCTOBER 31, 2014

Schedule of Investments (continued)	BlackRock MuniYield California Quality Fund, Inc. (MCA) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (b)	Par (000)	Value
California (continued)
County/City/Special District/School District (concluded)
San Francisco Bay Area Rapid Transit District, Refunding RB, Series A (NPFGC), 5.00%, 7/01/30	$19,630	$20,221,059

		133,997,887
Education — 7.5%
Los Rios Community College District, GO, Election of 2008, Series A, 5.00%, 8/01/35	11,000	12,554,630
University of California, RB:
Limited Project, Series D (AGM), 5.00%, 5/15/41	8,000	8,549,760
Series L, 5.00%, 5/15/40	7,398	7,906,430
Series O, 5.75%, 5/15/34	11,190	13,158,284

		42,169,104
Health — 3.9%
California Statewide Communities Development Authority, RB, Series A, 5.00%, 4/01/42	19,860	21,902,998
Utilities — 13.9%
City & County of San Francisco California Public Utilities Commission, RB, Water Revenue, Series B, 5.00%, 11/01/39	4,380	5,010,457
County of San Diego California Water Authority, COP, Refunding, Series A (AGM), 5.00%, 5/01/33	8,510	9,425,846
East Bay Municipal Utility District, Refunding RB, Sub-Series A (AMBAC), 5.00%, 6/01/37	7,990	8,768,945
Los Angeles Department of Water & Power, RB, Power System:
Sub-Series A-1 (AGM), 5.00%, 7/01/37	13,525	14,819,138
Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (b)	Par (000)	Value
California (concluded)
Utilities (concluded)
Los Angeles Department of Water & Power, RB, Power System (concluded):
Sub-Series A-1 (AMBAC), 5.00%, 7/01/37	$5,029	$5,491,133
Sub-Series A-2 (AGM), 5.00%, 7/01/35	7,500	8,008,125
Metropolitan Water District of Southern California, RB, Series A, 5.00%, 7/01/37	15,000	16,539,300
Rancho Water District Financing Authority, Refunding RB, Series A (AGM), 5.00%, 8/01/34	9,277	10,376,154

		78,439,098
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts — 49.0%		276,509,087
Total Long-Term Investments (Cost — $771,503,417) — 149.5%		842,804,578

Short-Term Securities	Shares
BIF California Municipal Money Fund, 0.00% (c)(d)	4,603,097	4,603,097
Total Short-Term Securities (Cost — $4,603,097) — 0.8%		4,603,097
Total Investments (Cost — $776,106,514 *) — 150.3%		847,407,675
Other Assets Less Liabilities — 1.8%		10,150,741
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (22.6%)		(127,350,953)
VRDP Shares, at Liquidation Value — (29.5%)		(166,500,000)

Net Assets Applicable to Common Shares — 100.0%		$563,707,463

*	As of October 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$648,264,203

Gross unrealized appreciation	$71,314,441
Gross unrealized depreciation	501,658

Net unrealized appreciation	$71,816,099

BLACKROCK MUNIYIELD CALIFORNIA QUALITY FUND, INC.	OCTOBER 31, 2014	5

Schedule of Investments (continued)	BlackRock MuniYield California Quality Fund, Inc. (MCA)

Notes to Schedule of Investments

(a)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Represent bonds transferred to a TOB. In exchange for which the Fund received cash and residual interest certificates. These bonds serve as collateral in a financing transaction.

(c)	Represents the current yield as of report date.

(d)	Investments in issuers considered to be an affiliate of the Fund during the period ended October 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2014	Net Activity	Shares Held at October 31, 2014	Income
BIF California Municipal Money Fund	1,241,242	3,361,855	4,603,097	—

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
COP	Certificates of Participation
GO	General Obligation Bonds
LRB	Lease Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds

•	Financial futures contracts outstanding as of October 31, 2014 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
(415)	10-Year U.S. Treasury Note	Chicago Board of Trade	December 2014	$52,439,141	$(332,174)

•

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

6	BLACKROCK MUNIYIELD CALIFORNIA QUALITY FUND, INC	OCTOBER 31, 2014

Schedule of Investments (continued)	BlackRock MuniYield California Quality Fund, Inc. (MCA)

•

Fair Value Measurements— Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting] purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of October 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds [1]		$842,804,578	—	$842,804,578
Short-Term Securities	$4,603,097		—	4,603,097

Total	$4,603,097	$842,804,578	—	$847,407,675

[1] See above Schedule of Investments for values in each sector.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [2]
Liabilities:
Interest rate contracts	$(332,174)	—	—	$(332,174)
[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK MUNIYIELD CALIFORNIA QUALITY FUND, INC	OCTOBER 31, 2014	7

Schedule of Investments (concluded)	BlackRock MuniYield California Quality Fund, Inc. (MCA)

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of October 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$499,000	—	—	$499,000
Liabilities:
TOB trust certificates		$(127,327,373)	—	(127,327,373)
VRDP Shares	—	(166,500,000)	—	(166,500,000)

Total	$499,000	$(293,827,373)	—	$(293,328,373)

There were no transfers between levels during the period ended October 31, 2014.

8	BLACKROCK MUNIYIELD CALIFORNIA QUALITY FUND, INC	OCTOBER 31, 2014

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield California Quality Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield California Quality Fund, Inc.

Date: December 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield California Quality Fund, Inc.

Date: December 23, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield California Quality Fund, Inc.

Date: December 23, 2014